Other Liabilities - Current Table (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Revenues and royalties due others	$ 687	$ 612
Accrued drilling and production costs	258	216
Joint interest prepayments received	73	74
VPP deferred revenue(a)	59	63
Accrued compensation and benefits	202	214
Other accrued taxes	108	43
Other	212	296
Total other current liabilities	$ 1,599	$ 1,518